Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Dividend Performers ETF
Shareholder Report [Line Items]
Fund Name	Dividend Performers ETF
Class Name	Dividend Performers ETF
Trading Symbol	IPDP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dividend Performers ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://innovativeportfolios.com/ipdp-dividend-performers-etf/. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://innovativeportfolios.com/ipdp-dividend-performers-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Performers ETF	$133	1.13%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund has outperformed its benchmark, the NASDAQ U.S. Broad Dividend Achievers Index, over the past year, the trailing five-year period, and since inception. The Fund’s strong performance can be attributed to its integration of two core strategies: investing in dividend-paying equities and employing an options overlay.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely attributed to the selection of companies with a consistent history of increasing dividends and a focus on managing downside risk through quantitative scores. This approach has consistently delivered solid results across various market conditions, as demonstrated in recent years.  The options overlay strategy has been a key contributor to the Fund’s performance. Writing put-credit spreads on the S&P 500 Index (or related ETFs) has generated additional cash flow through premiums.
POSITIONING
The portfolio rebalances semi-annually, based on the quality of quantitative scores and the continuation of dividend increases. Industrials and Health Care have consistently been the largest sectors. Over the year, the Fund increased its exposure to Financials while exiting Consumer Staples. The options overlay exposure has remained relatively consistent throughout the year.
The Fund’s well-diversified portfolio benefited from the economy’s strong resilience and the subsequent stock market returns. Industrials, which have been the largest allocation in the Fund since its inception, were among the top-performing sectors over the past year. However, the equal-weighting approach limited the Fund’s participation in the strong performance of mega-cap technology and AI-driven stocks during the same period.
The options overlay provided incremental returns to the equity portfolio, enhancing the Fund’s total return. For much of the trailing year, volatility, as measured by the CBOE Volatility Index (VIX), remained below historical averages, limiting potential cash flow from option premiums. However, the most recent quarter saw an uptick in volatility, leading to higher premiums.
Top Contributors:
Allocation: Underweight Energy and Overweight Industrials
Selection: Information Technology and Health Care
Top Detractors:
Allocation: Overweight Health Care and Underweight Information Technology
Selection: Industrials and Financials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/24/2018)
Dividend Performers ETF NAV	34.70	16.35	18.21
S&P 500 TR	36.35	15.98	18.78
Nasdaq US Broad Dividend Achiever TR	30.34	12.26	15.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/ for more recent performance information.
Visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/ for more recent performance information.

Net Assets	$ 22,049,734
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 174,632
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$22,049,734
Number of Holdings	57
Net Advisory Fee	$174,632
Portfolio Turnover	29%

Holdings [Text Block]

Industrial	28.8%
Consumer, Non-cyclical	27.1%
Financial	15.9%
Technology	12.3%
Consumer, Cyclical	8.4%
Communications	4.4%
Basic Materials	2.0%
Cash & Other	1.1%

Updated Prospectus Web Address	https://innovativeportfolios.com/ipdp-dividend-performers-etf/
Preferred-Plus ETF
Shareholder Report [Line Items]
Fund Name	Preferred-Plus ETF
Class Name	Preferred-Plus ETF
Trading Symbol	IPPP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Preferred-Plus ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://innovativeportfolios.com/ippp-preferred-plus-etf/. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://innovativeportfolios.com/ippp-preferred-plus-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred-Plus ETF	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund returned 20.31% on a NAV basis versus its benchmark, the ICE BofA Core Plus Fixed Rate Preferred Securities Index, return of 19.75%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight in the bank and REIT sectors, and security selection in the regional bank sector, contributed to performance. The Fund took positions in regional banks that, in our opinion, had been oversold following the 2023 regional bank crisis. Additionally, the option overlay strategy has been a contributor to the fund performance.
The Fund’s smaller than benchmark duration detracted from performance. The 10-year Treasury fell dramatically to 3.78% during the end of 2023 only to rebound back to 4.70% by mid-2024. The Feds long-awaited rate cut in September resulted in the 10-year Treasury at a 3.78% at quarter end.
POSITIONING
We have been extending the duration of the Fund; however, we believe the market has been too aggressive in predicting lower interest rates. With the US running large budget deficits and the economy showing few signs of slowing down, we believe the 10-year Treasury will have trouble trading much lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/24/2018)
Preferred-Plus ETF NAV	20.31	4.23	6.36
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.77
ICE BofA Core Plus Fixed Rate Preferred Securities Index	19.75	1.92	4.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://innovativeportfolios.com/ippp-preferred-plus-etf/ for more recent performance information.
Visit https://innovativeportfolios.com/ippp-preferred-plus-etf/ for more recent performance information.

Net Assets	$ 11,895,473
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 96,480
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$11,895,473
Number of Holdings	106
Net Advisory Fee	$96,480
Portfolio Turnover	16%
Effective Duration	3.82 years
Average Credit Quality	BBB-
30-Day SEC Yield	5.87%

Holdings [Text Block]
Updated Prospectus Web Address	https://innovativeportfolios.com/ippp-preferred-plus-etf/